Summary of Significant Accounting Policies - Schedule of Unobservable Inputs Measuring Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	$ 686,927
Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	686,927
Issuance of Warrants [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	347,731
Issuance of Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Issuance of Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Issuance of Warrants [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	347,731
Convertible Debt Conversion Feature [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	339,196
Convertible Debt Conversion Feature [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Convertible Debt Conversion Feature [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value
Convertible Debt Conversion Feature [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Unobservable Inputs Measuring Fair Value [Line Items]
Derivative liability fair value	$ 339,196